Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Depreciation of Property, Plant and Equipment
%
Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	*

*	Over the shorter term of the lease or the useful life of the asset

Computation of Basic and Diluted Income Per Ordinary Share

	Year ended December 31
	2019	2020	2021
Net income attributable to ordinary shares (US$ thousands)	10,236	5,725	10,541

Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	7,520,389	7,118,244	6,825,630

Add assumed exercise of outstanding dilutive potential ordinary shares	52,228	38,519	143,172

Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	7,572,617	7,156,763	6,968,802

Basic income per ordinary shares (US$)	1.361	0.804	1.544

Diluted income per ordinary shares (US$)	1.352	0.800	1.513

Weighted average number of shares related to options excluded from the diluted earnings per share calculation because of anti-dilutive effect	351,610	180,916	65,534